Commitments And Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Loss Contingencies [Line Items]
Lease expense	$ 305,652	$ 181,958	$ 446,379	$ 419,928
Minimum [Member]
Loss Contingencies [Line Items]
Potential compensation			1,100,000
Maximum [Member]
Loss Contingencies [Line Items]
Potential compensation			$ 1,200,000